CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Assets:
Cash	$ 6,566	$ 6,220	$ 15,025	$ 9,138
Restricted cash - Note 5	2,929	3,270	2,611	5,030
Accounts receivable	851	97		0
Inventories - Note 3	4,989	4,453		2,060
Ore on leach pads - Note 3	26,122	22,062		0		$ 0
Prepaids and other - Note 4	4,131	2,648		2,261
Current assets	45,588	38,750		18,489
Restricted cash - Note 5	39,595	39,477	38,808	38,693
Plant, equipment and mine development, net - Note 6	51,573	51,207		41,404
Other assets, non-current - Note 4	7,551	5,203		1,158
TOTAL ASSETS	144,307	134,637		99,744
Liabilities:
Accounts payable	13,086	10,746		3,824
Interest payable	371	846		1,049
Other liabilities, current - Note 7	4,858	3,939		1,790
Debt, current - net - Notes 8 and 18	595,376	553,965		131,386
Current liabilities	613,691	569,496		138,049
Other liabilities, non-current - Note 7	18	18		18
Asset retirement obligation, non-current - Note 9	4,467	4,374		5,832
Total liabilities	618,176	573,888		440,100
Commitments and contingencies - Note 17
Stockholders' (Deficit) Equity: - Note 10
Common stock, $0.001 par value; 400,000,000 shares authorized for both periods; 3,095,650 and 3,095,650 issued; and 2,897,568 and 2,897,568 outstanding at March 31, 2020 and December 31, 2019, respectively	3	3		3
Additional paid-in capital	5,184	5,184		5,184
Accumulated deficit	(479,056)	(444,438)		(345,543)
Total stockholders' (deficit) equity	(473,869)	(439,251)	$ (363,796)	(340,356)	$ (284,553)
Total liabilities and stockholders' (deficit) equity	$ 144,307	$ 134,637		$ 99,744